Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Current and long-term warranty accruals
A summary of the current and long-term warranty accruals follows:

	2012	2011	2010
Balance at January 1	$158	$153	$147
Provision	85	98	99
Settled	(84)	(94)	(91)
Acquisitions and other	21	1	(2)
Balance at December 31	$180	$158	$153

Future minimum rental commitments for noncancelable operating leases
A summary of minimum rental commitments at December 31, 2012 under noncancelable operating leases, which expire at various dates and in most cases contain renewal options, for each of the next five years and thereafter in the aggregate, follow:

2013	$174
2014	137
2015	101
2016	73
2017	59
Thereafter	85
Total noncancelable lease commitments	$629

Rental expense	A summary of rental expense follows:

2012	$199
2011	194
2010	172